Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of Carrying Values of Property, Plant and Equipment

The carrying values of property, plant and equipment were as follows:

	December 31,
	2015	2014
	(In thousands)
Land and land improvements	$29,235	$31,879
Buildings and leasehold improvements	135,154	131,534
Machinery and equipment	483,773	472,543
Computer equipment and software	112,888	96,546
Construction in process	28,274	33,726

Gross property, plant and equipment	789,324	766,228
Accumulated depreciation	(478,695)	(449,843)

Net property, plant and equipment	$310,629	$316,385